Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies
18.	Commitments and Contingencies

There were no commitments as of September 30, 2025, and December 31, 2024, or during the periods then ended.

As of December 31, 2024, the Company had an ongoing dispute that arose in the normal course of business. In February 2025, solely to avoid the cost and burdens associated with litigation, the Company and the other parties to this dispute entered into a settlement agreement to fully and finally resolve any and all claims between them, without the Company or any party admitting any liability or fault. Due to the confidential nature of the settlement agreement, the Company is not in a position to disclose the terms of the settlement; however the amounts payable by the Company to the parties and their legal counsel is included in accounts payable and accrued liabilities as of December 31, 2024. The amounts were paid in full by September 30, 2025.

As of September 30, 2025, the Company had an ongoing dispute that arose in the normal course of business and mediation discussions are ongoing. It is not yet possible to predict the likelihood of an unfavorable outcome, or the amount or range of potential loss.

15.	Commitments and Contingencies

There were no commitments as of December 31, 2024 and 2023 or during the years then ended.

As of December 31, 2024, the Company had an ongoing dispute that arose in the normal course of business. In February 2025, solely to avoid the cost and burdens associated with litigation, the Company and the parties (each a “Party” or collectively “Parties”) entered into a settlement agreement to fully and finally resolve any and all claims between them, without the Company or any Party admitting any liability or fault. Due to the confidential nature of the settlement agreement, the Company is not in a position to disclose the terms of the settlement, however the amounts payable by the Company to the Parties and their legal counsel is included in accounts payable and accrued liabilities as of December 31, 2024.